Share-based plans - Stock options activity (Details) Options in Thousands	12 Months Ended
Dec. 31, 2023 Options € / shares
Options
Options outstanding balance at the beginning of the year | Options	2,471
Expired | Options	2,471
Weighted average exercise price
Weighted average exercise price at the beginning of the year | € / shares	€ 77.02
Expired | € / shares	€ 77.02